SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended
Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Estimated useful lives percentage	20.00%
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives percentage	30.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives percentage	30.00%